DEBT (Tables)	6 Months Ended
Jun. 30, 2015
DEBT
Schedule of committed credit facilities

		June 30, 2015			December 31, 2014
	Maturity Dates	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2016	300	300	-	300
Gas Distribution	2016-2019	1,009	688	321	1,008
Sponsored Investments	2016-2019	4,834	3,344	1,490	4,531
Corporate	2016-2019	14,876	8,067	6,809	12,772

Total committed credit facilities		21,019	12,399	8,620	18,611

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.